Subsequent Events (Details) - USD ($)		6 Months Ended
		Dec. 31, 2023	Mar. 19, 2024	Jun. 30, 2023	Apr. 30, 2022	Feb. 09, 2021
Subsequent Events [Line Items]
Ordinary shares par value					$ 0.001
Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of ordinary shares (in Shares)	[1]	34,041
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares)						106,509
Ordinary shares par value	[2]	$ 0.01		$ 0.01
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Authorized share capital (in Dollars)		$ 60,000
Number of ordinary shares (in Shares)		4,400,000
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Number of ordinary shares (in Shares)		64,400,000
Class B Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Number of ordinary shares (in Shares)		600,000
Class B Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Number of ordinary shares (in Shares)		10,600,000
Class C Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Number of ordinary shares (in Shares)		1,000,000
Class C Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.01
Authorized share capital (in Dollars)		$ 760,000
Number of ordinary shares (in Shares)		1,000,000
Forecast [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)			$ 4,290,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares)			1,500,000
Ordinary shares par value			$ 0.01
Purchase price per share			$ 2.86

[1]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.
[2]	Share and per share data are presented on a retroactive basis to reflect the reverse stock split as disclosed in footnote #13.